Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Numerator
Net income(loss) attributable to owners of the Company	$ (5,333)	$ (2,635)	$ 123,741
Denominator
Weighted average number of shares - Basic	10,951,531	4,819,874	2,677,961
Diluted effect of average number of options	(0)	(0)	18,462
Weighted average number of shares - Diluted	10,951,531	4,819,874	2,696,423
Basic earnings (loss) per share	$ (0.49)	$ (0.55)	$ 46.21
Diluted earnings (loss) per share	$ (0.49)	$ (0.55)	$ 45.89